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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F
                               FORM 13F COVER PAGE

       INFORMATION REQUIRED OF INSTITUTIONAL INVESTMENT MANAGERS PURSUANT
  TO SECTION 13(f) OF THE SECURITIES EXCHANGE ACT OF 1934 AND RULES THEREUNDER

          Report for the Calendar Year or Quarter Ended March 31, 2007.

Check here if Amendment; |_|       Amendment Number:
This Amendment (Check only one):   |_| is a restatement.
                                   |_| adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:                                    White Mountains Advisors LLC
Address of Principal Executive Office:   370 Church Street
                                         Guilford, CT 06437

Form 13F File Number:                    028-00470

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained therein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: Mark J. Plourde
Title: Chief Financial Officer
Phone: (203) 458-5805

Signature, Place, and Date of Signing:


/s/ Mark J. Plourde               Guilford, Connecticut   May 11, 2007
-------------------------------   ---------------------   ------------
[Signature]                           [City, State]         [Date]

Report Type (Check only one):

|_| 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

|_| 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

|X| 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

Form 13F File Number   Name
028-04685              Prospector Partners, LLC
028-05231              Pillar Point Equity Management, LLC
028-03130              Fenimore Asset Management, Inc.
028-04037              Pioneer Investment Management Inc.

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                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:                4

Form 13F Information Table Entry Total:           1

Form 13F Information Table Value Total:     $16,283
                                          ----------
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the names and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form 13F File Number   Name

1.    028-01681              White Mountains Insurance Group, Ltd.

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                          WHITE MOUNTAINS ADVISORS LLC

                          WHITE MOUNTAINS ADVISORS LLC
                   FORM 13F INFORMATION TABLE - MARCH 31, 2007

                                                                  AMOUNT
                                                                 AND TYPE                            VOTING AUTHORITY (SHARES)
                                 TITLE                 MARKET       OF       INVESTMENT     OTHER    -------------------------
        NAME OF ISSUER         OF CLASS     CUSIP      VALUE     SECURITY    DISCRETION   MANAGERS   SOLE    SHARED     NONE
------------------------------------------------------------------------------------------------------------------------------
1 MONTPELIER RE HOLDINGS LTD      SHS     G62185106   $16,283   939,039 SH     DEFINED       01             939,039

01 WHITE MOUNTAINS INSURANCE GROUP, LTD.